Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Statement of Financial Position [Abstract]
Loans receivable, allowance for loan losses	$ 2,876	$ 2,473
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	9,000,000	9,000,000
Common stock, shares issued	2,004,707	1,975,329
Common stock, shares outstanding	2,004,707	1,975,329